Regulatory Matters - Capitalized Ratemaking Amounts Not Recognized (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	$ 43	$ 51
Commonwealth Edison Co [Member]
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	1	(1)
PECO Energy Co [Member]
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	0	0
Baltimore Gas and Electric Company [Member]
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	37	45
Pepco Holdings LLC [Member]
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	5	7
Potomac Electric Power Company [Member]
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	3	4
Delmarva Power & Light Company [Member]
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	2	3
Atlantic City Electric Company [Member]
Public Utilities, Amount of Allowance for Earnings on Equity Capitalized for Rate Making Purposes	$ 0	$ 0